RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) In Millions, unless otherwise specified	Jun. 30, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Jun. 30, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Dec. 31, 2012 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2012 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Jun. 30, 2013 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2012 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Jun. 30, 2013 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2012 Interest rate contracts - short-term borrowings CAD	Jun. 30, 2013 Interest rate contracts - long-term debt CAD	Dec. 31, 2012 Interest rate contracts - long-term debt CAD	Jun. 30, 2013 Equity contracts CAD	Dec. 31, 2012 Equity contracts CAD	Jun. 30, 2013 Commodity contracts Natural gas MMcf	Dec. 31, 2012 Commodity contracts Natural gas MMcf	Jun. 30, 2013 Commodity contracts Crude oil MMBbls	Dec. 31, 2012 Commodity contracts Crude oil MMBbls	Jun. 30, 2013 Commodity contracts NGL MMBbls	Dec. 31, 2012 Commodity contracts NGL MMBbls	Jun. 30, 2013 Commodity contracts Power MWh	Dec. 31, 2012 Commodity contracts Power MWh
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2013	$ 955	€ 4	$ 558	€ 6	$ 2,120	$ 2,088	1,408	3,644	3,273	4,590	41	39
2014	468		468		2,402	2,402	3,613	3,591	3,861	3,055	38	36
2015	25		25		2,751	2,751	3,487	3,455	1,776	1,760	38
2016	25		25		2,323	2,323	3,179	3,157	1,168	1,142
2017	413		413		2,557	2,557	2,870	2,841
2018	2				1,649		150
Thereafter			6			158		171
Thereafter	$ 4				$ 3,771		53
2013													26,000	55,000	10	37	3	1
2013																			51	51
2014													41,000	19,000	36	38	3	2
2014																			55	67
2015													11,000	10,000	29	29
2015																			5	48
2016													10,000	10,000	23	23
2016																			20	63
2017													11,000	11,000	18	18
2017																			40	83
2018													3,000		9
2018																			30
Thereafter														3,000		9
Thereafter																				66
Thereafter																			16